JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

September 16, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (“Trust”) on behalf of the
JPMorgan Credit Opportunities Fund (the “Fund”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated September 15, 2011 for the Fund do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 175 (Amendment No. 176 under the Investment Company Act of 1940) filed electronically on September 15, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary